Operating Segments (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Segment reporting
Revenues	$ 130,440	$ 166,140	$ 594,547	$ 582,843	$ 948,911	$ 824,268
Income (loss) from Operations	(1,779,056)	(3,081,244)	(5,560,069)	(10,668,926)	(14,238,904)	(13,098,960)
Amortization and Depreciation Expense	1,589	4,793	4,964	21,538	24,562	34,161
Other (Expense) Income, Net	116,354	(227,759)	78,037	(530,793)	(714,370)	(316,755)
Share-Based Compensation	65,400	70,715	229,076	220,656	333,389	361,559
Identifiable Assets	11,302,829		$ 11,302,829		$ 14,279,717	26,869,927
Number of operating segments | segment			2		2
Operating Segments [Member] | Specialized BioTherapeutics [Member]
Segment reporting
Revenues			$ 223,870		$ 31,929
Income (loss) from Operations	(705,753)	(1,856,553)	(2,227,430)	(5,396,630)	(7,614,988)	(7,216,450)
Amortization and Depreciation Expense	954	2,876	2,979	8,273	10,087	7,804
Other (Expense) Income, Net	1,683	(12,613)	17,696	110,975	102,320	135,409
Share-Based Compensation	27,427	28,343	82,281	85,190	138,075	136,594
Identifiable Assets	58,704		58,704		103,742	128,645
Operating Segments [Member] | Public Health Solutions [Member]
Segment reporting
Revenues	130,440	166,140	370,677	582,843	916,982	824,268
Income (loss) from Operations	(24,819)	(9,578)	(26,639)	(131,201)	26,612	(542,270)
Amortization and Depreciation Expense	159	479	496	1,379	1,681	1,301
Share-Based Compensation	994	1,054	2,982	3,162	4,804	21,884
Identifiable Assets	70,557		70,557		121,290	146,296
Corporate [Member]
Segment reporting
Income (loss) from Operations	(1,048,484)	(1,215,113)	(3,306,000)	(5,141,095)	(6,650,528)	(5,340,240)
Amortization and Depreciation Expense	476	1,438	1,489	11,886	12,794	25,056
Other (Expense) Income, Net	114,671	(215,146)	60,341	(641,768)	(816,690)	(452,164)
Share-Based Compensation	36,979	$ 41,318	143,813	$ 132,304	190,510	203,081
Identifiable Assets	$ 11,173,568		$ 11,173,568		$ 14,054,685	$ 26,594,986